Document and Entity Information	9 Months Ended
Sep. 30, 2024
Entity Listings [Line Items]
Document Type	POS AM
Entity Registrant Name	Adagio Medical Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002006986
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement on Form S-1, as originally filed with the Securities and Exchange Commission (“SEC”) on September 13, 2024 (the “Original Filing”) and originally declared effective by the SEC on September 19, 2024, is being filed to include financial information contained in the registrant’s Quarterly Report on Form 10-Q for the period ended September 30, 2024, which was filed on November 14, 2024, and to update certain other information in the Registration Statement.